Tax charge	12 Months Ended
Dec. 31, 2020
Tax charge
Tax charge

B3     Tax charge

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on management's estimate and judgement of the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders' profits and on their policyholders' insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group's consolidated income statement, they are presented separately in the consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 'Income Taxes' does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

B3.1   Total tax charge by nature

The total tax (charge)  credit in the income statement is as follows:

	2020 $m			2019 $m	2018 $m
	Current	Deferred
	tax	tax	Total	Total	Total
Attributable to shareholders:
Asia operations	(229)	(209)	(438)	(468)	(369)
US operations	59	408	467	345	(340)
Other operations	8	—	8	154	140
Tax (charge) credit attributable to shareholders' returns	(162)	199	37	31	(569)
Attributable to policyholders:
Asia operations	(152)	(119)	(271)	(365)	(107)
Total tax (charge) credit	(314)	80	(234)	(334)	(676)

The tax credit attributable to shareholders’ returns of $37 million is consistent with the tax credit arising in 2019 ($31 million), reflecting the tax credit on US derivative losses largely offsetting the tax charge on Asia profits.

The reconciliation of the expected to actual tax charge attributable to shareholders is provided in B3.2 below. The tax charge attributable to policyholders of $271 million above is equal to the profit before tax attributable to policyholders of $271 million. This is the result of accounting for policyholder income after the deduction of expenses and movement on unallocated surpluses on an after-tax basis.

The total tax (charge) credit comprises:

	2020 $m	2019 $m	2018 $m
Current tax expense:
Corporation tax	(445)	(589)	(380)
Adjustments in respect of prior years	131	28	15
Total current tax charge	(314)	(561)	(365)

Deferred tax arising from:
Origination and reversal of temporary differences	33	235	(331)
Impact of changes in local statutory tax rates	(1)	7	11
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	48	(15)	9
Total deferred tax credit (charge)	80	227	(311)
Total tax charge	(234)	(334)	(676)

The $131 million of adjustments in respect of prior years primarily relates to US operations from the true up of the 2019 tax provision following finalisation and submission of the 2019 corporate income tax return during 2020 and the carry back of losses under the CARES Act.

In 2020, a tax charge of $102 million (2019: charge of $709 million; 2018: charge of $387 million) has been taken through other comprehensive income. The tax charge principally relates to an increase in the market value on securities of US insurance operations classified as available-for-sale partially offset by a tax credit arising on the recycling of gains to the income statement arising on the transaction with Athene.

B3.2Reconciliation of shareholder effective tax rate

In the reconciliation below, the expected tax rates reflect the corporation tax rates that are expected to apply to the taxable profit or loss of the relevant business. Where there are profits or losses of more than one jurisdiction, the expected tax rates reflect the corporation tax rates weighted by reference to the amount of profit or loss contributing to the aggregate business result.

	2020					2019		2018

				Total	Percentage	Total	Percentage	Total	Percentage
	Asia	US	Other	attributable to	impact on	attributable to	impact on	attributable to	impact on
	operations	operations	operations	shareholders	ETR	shareholders	ETR	shareholders	ETR
	$m	$m	$m	$m	%	$m	%	$m	%
						note (vii)
Adjusted operating profit (loss)	3,667	2,796	(956)	5,507		5,310		4,409
Non-operating profit (loss)*	153	(3,510)	(2)	(3,359)		(3,388)		(959)
Profit (loss) before tax	3,820	(714)	(958)	2,148		1,922		3,450
Expected tax rate:	20%	21%	18%	21%
Tax at the expected rate	764	(150)	(172)	442	20.6%	393	20.4%	759	22.0%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary ratesnote (i)	(102)	(45)	—	(147)	(6.8)%	(126)	(6.6)%	(71)	(2.1)%
Deductions not allowable for tax purposes	32	11	—	43	2.0%	55	2.9%	69	2.0%
Items related to taxation of life insurance businessesnote (ii)	(152)	(106)	—	(258)	(12.0)%	(317)	(16.5)%	(128)	(3.7)%
Deferred tax adjustments	26	—	—	26	1.2%	(33)	(1.7)%	(55)	(1.6)%
Unrecognised tax lossesnote (iii)	–	—	146	146	6.8%	46	2.4%	—	—
Effect of results of joint ventures and associatesnote (iv)	(123)	—	(6)	(129)	(6.0)%	(100)	(5.2)%	(83)	(2.4)%
Irrecoverable withholding taxes	1	—	34	35	1.6%	59	3.1%	63	1.8%
Other	(10)	(3)	(7)	(20)	(1.0)%	13	0.7%	9	0.3%
Total	(328)	(143)	167	(304)	(14.2)%	(403)	(20.9)%	(196)	(5.7)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior yearsnote(v)	21	(158)	4	(133)	(6.2)%	(67)	(3.5)%	(4)	(0.1)%
Movements in provisions for open tax mattersnote (vi)	(20)	—	(13)	(33)	(1.5)%	(1)	(0.1)%	10	0.3%
M&G demerger related activities	—	—	—	—	0.0%	76	4.0%	—	—
Impact of carry back of US losses under the CARES Act	—	(16)	—	(16)	(0.7)%	—	—	—	—
Impact of changes in local statutory tax rates	1	—	—	1	0.0%	—	—	—	—
Adjustments in relation to business disposals and corporate transactions	—	—	6	6	0.3%	(29)	(1.5)%	—	—
Total	2	(174)	(3)	(175)	(8.1)%	(21)	(1.1)%	6	0.2%
Total actual tax charge (credit)	438	(467)	(8)	(37)	(1.7)%	(31)	(1.6)%	569	16.5%
Analysed into:

Tax charge (credit) on adjusted operating profit (loss)	495	313	(8)	800		773		666
Tax credit on non-operating profit (loss)*	(57)	(780)	—	(837)		(804)		(97)
Actual tax rate on:
Adjusted operating profit (loss):
Including non-recurring tax reconciling items	13%	11%	1%	15%		15%	note (vii)	15%	note (vii)
Excluding non-recurring tax reconciling items	13%	16%	0%	17%		15%		15%
Total profit (loss)	11%	65%	1%	(2)%		(2)%	note (vii)	16%	note (vii)

*‘Non-operating profit (loss)’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.

Notes

(i)	The $102 million in Asia operations primarily relates to non-taxable investment income in Taiwan, Singapore and Malaysia.
(ii)

The principal reason for the decrease in the Asia operations reconciling items from $192 million in 2019 to $152 million in 2020 is due to a decrease in investment gains in Indonesia and Philippines which are subject to a lower rate of taxation under local legislation.The $106 million (2019: $125 million; 2018: $111 million) reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business.

(iii)

The $146 million (2019: $46 million; 2018: nil) adverse reconciling item in unrecognised tax losses reflects losses arising where it is unlikely that relief for the losses will be available in future periods.

(iv)

Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.

(v)

The $158 million prior year adjustment in US operations comprises the truing up from the 2019 tax provision computed in the 2019 accounts to the submitted 2019 tax return and a number of one-off adjustments to prior year deferred tax balances.

(vi)

The complexity of the tax laws and regulations that relate to our businesses means that from time to time we may disagree with tax authorities on the technical interpretation of a particular area of tax law. This uncertainty means that in the normal course of business the Group will have matters where, upon ultimate resolution of the uncertainty, the amount of profit subject to tax may be greater than the amounts reflected in the Group's submitted tax returns. The statement of financial position contains the following provisions in relation to open tax matters.

2020 $m
Balance at 1 Jan	198
Movements in the current year included in tax charge attributable to shareholders	(33)
Provisions utilised in the year	(34)
Other movements*	(18)
Balance at 31 Dec	113

Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

(vii)	The 2019 and 2018 actual tax rates of the relevant business operations are shown below:

	2019
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	13%	14%	10%	15%
Tax rate on profit (loss) before tax	11%	48%	10%	(2)%

	2018
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	14%	16%	14%	15%
Tax rate on profit before tax	17%	15%	13%	16%